INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Differences between the actual income tax benefit and amounts computed
Tax benefit at the federal statutory rate	$ 984,773	$ 632,495
State tax benefit	196,110	125,957
Cumulative effect of Federal tax rate change	0	0
Expiration of state operating losses	(138,659)	(82,972)
Increase in valuation allowance	(1,042,224)	(675,480)
Income tax expense	$ 0	$ 0
Federal statutory income tax rate (in Percent)	35.00%	35.00%